Property and Equipment, Net	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 9 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	June 30, 2023	December 31, 2022
Bakery production equipment	$1,622,027	$1,618,358
Automobiles	80,943	85,149
Office equipment and furniture	653,578	596,579
Leasehold improvements	6,117,012	6,289,217
Subtotal	8,473,560	8,589,303
Less: accumulated depreciation	(2,993,748)	(2,717,528)
Property and equipment, net	$5,479,812	$5,871,775

Depreciation expenses were $402,784 and $351,395 for the six months ended June 30, 2023 and 2022, respectively.